Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

24. Commitments and contingencies

Short-term lease commitments

The Group has leased office premises under non‑cancellable short-term operating lease agreements. Future aggregate minimum lease payments under non‑cancellable short-term operating leases agreements are as follows:

As of
December 31,
2019
RMB
Within one year	2,698
Total	2,698

Capital and other commitments

The Group did not have significant capital and other commitments as of December 31, 2018 and 2019.

Contingencies

The Company and certain of its officers and directors have been named as defendants in a putative securities class action filed on October 25, 2018 in the United States District Court for the Southern District of New York. The pending action was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their purchase of the Company’s ADSs pursuant to the Company’s IPO. The plaintiffs alleged that the Company made misstatements and omissions in connection with its IPO in violation of the Securities Act of 1933. On January 10, 2019, the court entered an order appointing lead plaintiffs of this case, and on March 28, 2019, a consolidated amended complaint was filed. On September 27, 2020, the court denied the defendants' motion to dismiss. The action otherwise remains in its preliminary stage and the Group is currently unable to estimate the possible loss or a possible range of loss.

The Company and certain of its officers have been named as defendants in another putative securities class action filed on February 17, 2021 in the United States District Court for the Southern District of New York. The plaintiffs alleged that certain of the Company's disclosures since the first quarter of 2018 contained material misstatements and omissions in violation of the Securities Exchange Act of 1934. Lead plaintiff for this class action has yet to be appointed, and the consolidated amended complaint has yet to be filed. The Group is currently unable to estimate the possible loss or a possible range of loss.

In addition, from time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. For these legal proceedings, the Group is currently unable to estimate the possible loss or a possible range of loss, if any, but the Group believes that the likelihood for such legal proceedings individually and in the aggregate, when finally resolved, to cause a material impact on the Group’s financial position, result of operations and cash flows to be remote.